DEFERRED FINANCING COSTS	12 Months Ended
Dec. 31, 2011
Deferred Finance Costs [Abstract]
DEFERRED FINANCING COSTS

NOTE 6 - DEFERRED FINANCING COSTS

Deferred financing costs are as follows:

	December 31,
	2011	2010

Deferred financing costs	$650	$-
Less: accumulated amortization	202	-
Deferred financing costs, net	$448	$-

Amortization expense is $202 for the year ended December 31, 2011.